Offerings - Offering: 1	Jul. 22, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit | $ / shares	1.69
Maximum Aggregate Offering Price	$ 8,450,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,166.95
Offering Note

(1)	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended (the “Securities Act”). The offering price per share and the aggregate offering price are based on the last sale reported of the Registrant’s Common Stock at $1.69 as reported on the OTCQB tier of the over-the-counter market operated by OTC Markets Group, Inc. as of a date (July 21, 2026) within five business days prior to filing this Registration Statement.
(2)	Pursuant to Rule 416(a) under the Securities Act of 1933, this registration statement shall also cover an indeterminate number of shares that may be issued and resold resulting from stock splits, stock dividends or similar transactions.